Leases	12 Months Ended
Nov. 30, 2022
Leases [Abstract]
Leases	Leases
The components of expense were as follows:

	November 30,
(in millions)	2022	2021	2020
Operating lease expense	$192	$203	$203
Variable lease expense (a) (b)	$(39)	$(100)	$(61)

(a)Variable lease expense represents increases or reductions to costs associated with our multi-year preferential berthing agreements which vary based on the number of passengers. These costs are recorded within Commissions, transportation and other in our Consolidated Statements of Income (Loss). Variable and short-term lease costs related to operating leases, other than the port facilities, were not material to our consolidated financial statements.
(b)Several of our preferential berthing agreements have force majeure provisions which were in effect during the pause in guest cruise operations due to COVID-19.

The cash outflow for leases was materially consistent with the lease expense recognized during 2022.

During 2022, we obtained $111 million of right-of-use assets in exchange for new operating lease liabilities.

Weighted average of the remaining lease terms and weighted average discount rates are as follows:

	November 30, 2022	November 30, 2021
Weighted average remaining lease term - operating leases (in years)	13	12
Weighted average discount rate - operating leases	5.2%	3.8%

As of November 30, 2022, maturities of operating lease liabilities were as follows:

(in millions) Year
2023	$198
2024	199
2025	180
2026	167
2027	144
Thereafter	965
Total lease payments	1,853
Less: Present value discount	(518)
Present value of lease liabilities	$1,335
For time charter arrangements where we are the lessor and for transactions with cruise guests related to the use of cabins, we do not separate lease and non-lease components. As the non-lease components are the predominant components in the agreements, we account for these transactions under the Revenue Recognition guidance.